Clearwater Investment Trust

30 East 7th Street, Suite 2000

St. Paul, Minnesota 55101-4930

May 1, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Clearwater Investment Trust
Post-Effective Amendment No. 58 (1933 Act Registration No. 33-12289; 1940 Act Registration No. 811-05038)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“Rule 497”), this letter certifies that the Prospectus and Statement of Additional Information that would have been required to be filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 58, and that the text of Post-Effective Amendment No. 58 was filed electronically on April 27, 2020 (Accession No. 0000897101-20-000277), with an effective date of April 29, 2020.

Please address all comments regarding this filing to the undersigned at (651) 215-4414.

Very truly yours,

/s/ Karen P. Rau
Karen P. Rau